Document And Entity Information	Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	HW Electro Co., Ltd.
Document Type	SP 15D2
Amendment Flag	false
Entity Central Index Key	0001980262
Document Period End Date	Sep. 30, 2023